Unit-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled restricted unit-based compensation awards	$ 147,444		$ 147,444		$ 187,687
Restricted units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted, aggregate value			$ 3,700	$ 1,600
Restricted units, granted (shares)			1,424,058	321,318
Vesting period from grant date			3 years
Non-vested restricted units outstanding (shares)	1,456,999		1,456,999		480,301
Common units, vested (shares)			342,560	255,370
Common units, vested, value			$ 2,000	$ 2,200
Stock issued during period (shares)			111,336	83,060
Amount paid to grantees in cash			$ 400	$ 600
Cash settled restricted unit-based compensation awards	$ 1,200		1,200		$ 500
Non-vested awards not yet recognized	2,800		$ 2,800
Expected weighted average period to recognition			9 months 18 days
Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted (shares)			293,770
Common units, granted, aggregate value			$ 800
General and administrative expenses | Restricted units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation expense	$ 300	$ 100	$ 1,700	$ 700